Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2015
Distribution Date:	6/15/2015

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds Series	Initial Principal Amount	Exchange Rate	CAD Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL4 - 3 Year Fixed(1)	EUR 1,250,000,000	1.42490	$1,781,125,000	November 2, 2017	0.25%	Fixed
SERIES CBL5 - 3 Year Floating(1)	GBP 250,000,000	1.80600	$451,500,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL5 (Tranche 2) - 3 Year Floating(1)	GBP 300,000,000	1.79130	$537,390,000	November 2, 2017	3 Mth GBP LIBOR + 0.19%	Float
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.85%	Fixed

Currently Outstanding under the Global Registered Covered Bond Program			$10,384,775,000
Issued prior to CMHC registration under the Global Public Sector Covered Bond Programme(2)			$8,973,825,000

Total Outstanding			$19,358,600,000

OSFI Covered Bond Limit			$33,629,121,868

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL4	Aaa	AAA	AAA
CBL5 (Tranche 1 & 2)	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

(2) Covered Bonds outstanding under the previously established Global Public Sector Covered Bond Programme do not form a part of the Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	5/28/2015
	Distribution Date:	6/15/2015

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC (2) provisions	A2	A+	AA (low)	A-
Subordinated Debt that contains NVCC (2) provisions	A3	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Negative	Stable	Negative	Negative

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1/Aa3	F1+/AA-	R-1 (high) / AA

Ratings Triggers(3)

If the ratings of the Party falls below the level stipulated below, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 and BBB+	BBB (low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor (4)	A3	BBB-	R-1 (middle) / BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)
(b) Covered Bond Swap Provider	P-1 / A2, or A-1 if no Short term	F1 and A	R-1 (middle) / A (high)

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:		5/28/2015
	Distribution Date:		6/15/2015

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$10,384,775,000

A = Lesser of (i) LTV Adjusted Loan Balance and			14,463,201,150		A (i)	15,468,664,332
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	14,463,201,150
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	93.5%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			221,397,478
Total: A + B + C + D + E - F			14,241,803,672

Asset Coverage Test			PASS

Valuation Calculation (1)

Trading Value of Covered Bond(3)			10,344,706,763

A = lesser of (i) Present Value of outstanding loan balance of			15,606,647,427		A (i)	15,606,647,427
Performing Eligible Loans(4) and (ii) 80% of Market Value of					A (ii)	28,600,814,810
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied
C = Cash Capital Contributions and advances under Intercompany Loan
D = Trading Value of Substitute Assets
E = (i) Reserve Fund balance and
(ii) Pre-Maturity Liquidity Ledger balance (2)
F = Trading Value of Swap Collateral
Total: A + B + C + D + E + F			15,606,647,427

Intercompany Loan Balance

Guarantee Loan			11,107,650,677
Demand Loan			4,774,322,927
Total			15,881,973,604

Portfolio Losses(5)

Period End	Write off Amounts		Loss Percentage (annualized)
May 28, 2015	N/A		N/A

Portfolio Flow of Funds

	28-May-15		30-Apr-15
Cash Inflows
Principal Receipts	270,886,952.55		277,507,717.15
Sale of Loans	18,029,372.70		68,138,622.81
Revenue Receipts	39,267,894.15		41,678,990.57
Swap Receipts
Intercompany Loan Receipts
Cash Outflows
Swap Payment
Intercompany Loan Interest	(34,583,602.79)	(6)	(41,326,234.99)	(7)
Purchase of Loans	(35,338,629.22)		(11,002,500.39)
Intercompany Loan Repayment	(253,577,696.03)	(6)	(334,643,839.57)	(7)
Distribution to Partners
Other Inflows / Outflows(8)	(26.42)		4,911,320.65
Net Inflows/(Outflows)	4,684,264.94		5,264,076.23

1) The indexation methodology used to account for subsequent price developments is based on (i) with respect to mortgaged properties located in the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through the Teranet - National Bank National Composite House Price IndexTM (the "House Price Index"), and (ii) for mortgaged properties located in all other areas of Canada, national residential statistics compiled by the Canadian Real Estate Association ("CREA"). The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. The statistics derived by CREA are the average actual resale prices for residential properties in the related area, as well as overall figures for each province and territory of Canada. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(4) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of May, being 2.7817%.

(5) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 14 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2014 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(6) This amount is to be paid out on June 17th, 2015.

(7) This amount was paid out on May 19th, 2015.

(8) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2015
Distribution Date:	6/15/2015

Portfolio Summary Statistics

Previous Month Ending Balance	$ 15,708,148,499
Current Month Ending Balance	$ 15,454,561,432
Number of Mortgage Loans in Pool	91,668
Average Loan Size	$ 168,593
Number of Primary Borrowers	81,267
Number of Properties	79,756

Weighted Average Current Indexed LTV of Loans in the Portfolio(1)(3)	51.76%
Weighted Average of Original LTV of Loans in the Portfolio(1)(4)	65.50%
Weighted Average of Authorized LTV of Loans in the Portfolio(2)(4)	80.82%
Weighted Average Seasoning of Loans in the Portfolio	30.11	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.05%
Weighted Average Original Term of Loans in the Portfolio	54.71	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	24.60	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	51.17	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (5)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	91,566	99.89%	15,437,406,869	99.89%
30 to 59 Days Past Due	74	0.08%	12,484,363	0.08%
60 to 89 Days Past Due	25	0.03%	4,402,816	0.03%
90 or More Days Past Due	3	0.00%	267,384	0.00%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	9,819	10.71%	1,911,931,365	12.37%
British Columbia	11,808	12.88%	2,692,685,098	17.42%
Manitoba	2,298	2.51%	294,061,984	1.90%
New Brunswick	2,249	2.45%	205,381,323	1.33%
Newfoundland	2,136	2.33%	253,076,912	1.64%
Northwest Territories	18	0.02%	2,691,055	0.02%
Nova Scotia	3,434	3.75%	369,161,747	2.39%
Nunavut	—	0.00%	—	0.00%
Ontario	46,130	50.32%	7,903,240,530	51.14%
Prince Edward Island	568	0.62%	55,025,794	0.36%
Quebec	10,494	11.45%	1,320,055,246	8.54%
Saskatchewan	2,483	2.71%	402,155,462	2.60%
Yukon	231	0.25%	45,094,917	0.29%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score (6)	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,481	1.62%	254,505,765	1.65%
599 or less	1,678	1.83%	268,172,135	1.74%
600 - 650	2,938	3.21%	516,589,602	3.34%
651 - 700	6,526	7.12%	1,187,145,273	7.68%
701 - 750	11,215	12.23%	2,025,754,295	13.11%
751 - 800	15,305	16.70%	2,722,941,704	17.62%
801 and Above	52,525	57.30%	8,479,452,657	54.87%
Total	91,668	100.00%	15,454,561,432	100.00%

(1) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(5) Refer to footnote (5) on page 3 of this Investor Report.
(6) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	5/28/2015
	Distribution Date:	6/15/2015

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	73,105	79.75%	12,238,192,893	79.19%
Variable	18,563	20.25%	3,216,368,539	20.81%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	79,085	86.27%	12,559,796,153	81.27%
Non-STEP	12,583	13.73%	2,894,765,279	18.73%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	2,927	3.19%	535,820,385	3.47%
Owner Occupied	88,741	96.81%	14,918,741,047	96.53%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	72,599	79.20%	12,667,896,857	81.97%
3.5000 - 3.9999	14,044	15.32%	2,122,493,888	13.73%
4.0000 - 4.4999	3,651	3.98%	492,921,654	3.19%
4.5000 - 4.9999	827	0.90%	107,436,174	0.70%
5.0000 - 5.4999	354	0.39%	39,012,665	0.25%
5.5000 - 5.9999	91	0.10%	8,880,163	0.06%
6.0000 - 6.4999	92	0.10%	14,974,646	0.10%
6.5000 - 6.9999	7	0.01%	759,253	0.00%
7.0000 - 7.4999	2	0.00%	106,979	0.00%
7.5000 - 7.9999	1	0.00%	79,152	0.00%
8.0000 - 8.4999	—	0.00%	—	0.00%
8.5000 and Above	—	0.00%	—	0.00%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	11,660	12.72%	656,595,432	4.25%
20.01-25.00	4,706	5.13%	475,459,753	3.08%
25.01-30.00	5,098	5.56%	614,033,642	3.97%
30.01-35.00	5,780	6.31%	793,046,156	5.13%
35.01-40.00	5,956	6.50%	918,430,035	5.94%
40.01-45.00	6,498	7.09%	1,069,586,660	6.92%
45.01-50.00	7,424	8.10%	1,391,556,589	9.00%
50.01-55.00	8,867	9.67%	1,782,331,605	11.53%
55.01-60.00	10,714	11.69%	2,276,189,696	14.73%
60.01-65.00	10,572	11.53%	2,413,322,499	15.62%
65.01-70.00	7,690	8.39%	1,693,055,616	10.96%
70.01-75.00	4,509	4.92%	929,311,197	6.01%
75.01-80.00	1,942	2.12%	401,102,365	2.60%
80.01 and Above	252	0.27%	40,540,188	0.26%
Total	91,668	100.00%	15,454,561,432	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.

(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) The methodology used in this table aggregates STEP Loans secured by the same property.

	Scotiabank Global Registered Covered Bond Program Monthly Investor Report
	Calculation Date:	5/28/2015
	Distribution Date:	6/15/2015

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	13,041	14.23%	1,826,496,714	11.82%
12.00 - 23.99	32,929	35.92%	5,386,741,538	34.86%
24.00 - 35.99	35,865	39.12%	6,666,161,489	43.13%
36.00 - 41.99	1,694	1.85%	208,222,987	1.35%
42.00 - 47.99	1,188	1.30%	205,333,162	1.33%
48.00 - 53.99	1,628	1.78%	287,627,416	1.86%
54.00 - 59.99	3,722	4.06%	584,662,255	3.78%
60.00 - 65.99	828	0.90%	146,623,204	0.95%
66.00 - 71.99	86	0.09%	15,759,740	0.10%
72.00 and Above	687	0.75%	126,932,927	0.82%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	32,787	35.77%	1,830,215,405	11.84%
100,000 - 149,999	17,457	19.04%	2,169,924,458	14.04%
150,000 - 199,999	13,825	15.08%	2,400,854,025	15.53%
200,000 - 249,999	9,542	10.41%	2,134,334,611	13.81%
250,000 - 299,999	6,534	7.13%	1,785,560,376	11.55%
300,000 - 349,999	3,954	4.31%	1,279,406,493	8.28%
350,000 - 399,999	2,548	2.78%	950,708,344	6.15%
400,000 - 449,999	1,497	1.63%	633,016,701	4.10%
450,000 - 499,999	1,090	1.19%	515,594,052	3.34%
500,000 - 549,999	659	0.72%	345,193,893	2.23%
550,000 - 599,999	426	0.46%	243,481,013	1.58%
600,000 - 649,999	302	0.33%	188,598,519	1.22%
650,000 - 699,999	199	0.22%	133,821,073	0.87%
700,000 - 749,999	147	0.16%	106,232,339	0.69%
750,000 - 799,999	124	0.14%	95,939,259	0.62%
800,000 - 849,999	106	0.12%	87,552,918	0.57%
850,000 - 899,999	88	0.10%	76,702,386	0.50%
900,000 - 949,999	62	0.07%	57,359,474	0.37%
950,000 - 999,999	54	0.06%	52,755,102	0.34%
1,000,000 or Greater	267	0.29%	367,310,991	2.38%
Total	91,668	100.00%	15,454,561,432	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	9,944	10.85%	1,489,167,551	9.64%
Single Family	80,398	87.71%	13,727,990,214	88.83%
Multi Family	1,133	1.24%	206,318,060	1.33%
Other	193	0.21%	31,085,606	0.20%
Total	91,668	100.00%	15,454,561,432	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2015
Distribution Date:	6/15/2015

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(4)
Alberta	All	67,689,229	56,256,875	66,491,563	104,950,699	99,186,897	119,122,746	156,886,365	190,371,547	247,706,308	365,965,741	283,066,154	117,283,769	33,873,642	3,079,830	1,911,931,365	12.37%
Alberta	Current and Less Than 30 Days Past Due	67,689,229	56,256,875	66,407,886	104,821,929	99,056,751	119,058,235	156,886,365	190,183,984	247,706,308	365,532,861	282,791,122	117,283,769	33,873,642	3,079,830	1,910,628,786	99.93%
Alberta	30 to 59 Days Past Due	-	-	83,677	128,770	130,146	64,511	-	187,563	-	432,880	75,393	-	-	-	1,102,940	0.06%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	199,639	-	-		199,639	0.01%
British Columbia	All	143,006,869	99,555,386	123,212,086	154,966,969	177,685,200	202,323,599	271,283,154	307,597,736	370,575,385	404,166,710	315,343,859	81,257,404	38,729,822	2,980,920	2,692,685,098	17.42%
	Current and Less Than 30 Days Past Due	143,006,869	99,555,386	123,097,808	154,470,575	177,685,200	201,492,565	271,283,154	307,399,542	370,156,529	402,763,930	314,521,242	81,257,404	38,729,822	2,980,920	2,688,400,945	99.84%
British Columbia	30 to 59 Days Past Due	-	-	-	312,137	-	-	-	198,194	418,856	1,402,779	727,941	-	-	-	3,059,907	0.11%
British Columbia	60 to 89 Days Past Due	-	-	114,278	184,257	-	831,034	-	-	-	-	94,677	-	-	-	1,224,246	0.05%
British Columbia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-		-	0.00%
Manitoba	All	6,750,915	5,209,733	8,146,108	10,118,362	13,174,377	17,838,397	20,952,022	27,357,098	31,110,429	45,747,886	58,596,709	35,077,312	13,982,636		294,061,984	1.90%
Manitoba	Current and Less Than 30 Days Past Due	6,750,915	5,209,733	8,146,108	10,118,362	13,174,377	17,838,397	20,952,022	27,357,098	31,110,429	45,747,886	58,596,709	35,043,133	13,982,636	-	294,027,805	99.99%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	34,179	-	-	34,179	0.01%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	5,405,707	3,913,124	4,969,435	8,107,829	7,467,160	10,803,497	11,047,992	14,370,381	22,902,887	28,144,841	48,554,122	31,972,504	6,357,581	1,364,261	205,381,323	1.33%
New Brunswick	Current and Less Than 30 Days Past Due	5,405,707	3,884,408	4,969,435	8,107,829	7,467,160	10,803,497	11,047,992	14,370,381	22,832,272	28,054,991	48,554,122	31,972,504	6,357,581	1,364,261	205,192,142	99.91%
New Brunswick	30 to 59 Days Past Due	-	28,716	-	-	-	-	-	-	70,615	-	-	-	-	-	99,330	0.05%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	89,850	-	-	-	-	89,850	0.04%
New Brunswick	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	7,167,865	5,119,401	5,977,198	8,389,407	6,586,279	13,212,654	15,468,995	24,484,118	25,017,193	37,709,733	44,098,923	48,699,581	10,912,080	233,484	253,076,912	1.64%
Newfoundland	Current and Less Than 30 Days Past Due	7,140,801	5,119,401	5,977,198	8,389,407	6,586,279	13,212,654	15,468,995	24,484,118	25,017,193	37,709,733	44,098,923	48,699,581	10,912,080	233,484	253,049,847	99.99%
Newfoundland	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	60 to 89 Days Past Due	27,064	-	-	-	-	-	-	-	-	-	-	-	-	-	27,064	0.01%
Newfoundland	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	228,843	92,228	532,615	188,770	229,144	111,094	141,593	184,043	278,909	314,343	389,473				2,691,055	0.02%
North West Territories	Current and Less Than 30 Days Past Due	228,843	92,228	532,615	188,770	229,144	111,094	141,593	184,043	278,909	314,343	389,473	-	-	-	2,691,055	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	11,934,566	10,002,373	10,635,327	14,634,466	16,843,593	20,539,963	28,633,511	30,262,792	40,941,414	51,997,594	83,877,322	36,925,797	11,933,029	-	369,161,747	2.39%
Nova Scotia	Current and Less Than 30 Days Past Due	11,917,715	10,002,373	10,635,327	14,634,466	16,760,460	20,423,069	28,633,511	30,262,792	40,833,832	51,997,594	83,832,777	36,791,665	11,933,029	-	368,658,609	99.86%
Nova Scotia	30 to 59 Days Past Due	16,850	-	-	-	83,133	116,894	-	-	107,583	-	-	-	-	-	324,460	0.09%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	44,545	134,131	-	-	178,677	0.05%
Nova Scotia	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All														-		0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	352,544,376	251,148,403	335,023,736	409,632,562	496,271,593	578,743,010	761,266,555	1,044,189,107	1,345,347,144	1,259,149,544	576,078,897	312,337,107	158,616,019	22,892,477	7,903,240,530	51.14%
Ontario	Current and Less Than 30 Days Past Due	352,370,887	250,982,995	334,989,892	409,300,386	495,853,287	578,570,814	760,291,069	1,042,999,013	1,343,814,129	1,256,900,277	575,439,998	312,337,107	158,360,876	22,892,477	7,895,103,207	99.90%
Ontario	30 to 59 Days Past Due	173,327	-	33,844	210,886	418,306	-	936,743	1,030,541	1,112,539	1,420,412	202,239	-	-	-	5,538,835	0.07%
Ontario	60 to 89 Days Past Due	-	165,408	-	121,291	-	172,196	38,744	159,553	420,475	761,273	436,661	-	255,143	-	2,530,743	0.03%
Ontario	90 Days or More Past Due	162	-	-	-	-	-	-	-	-	67,582	-	-	-	-	67,744	0.00%
Prince Edward Island	All	1,589,308	997,782	1,672,161	3,023,498	2,500,545	3,102,592	3,119,041	5,854,525	7,165,891	11,192,632	8,756,069	5,721,582	330,170	-	55,025,794	0.36%
Prince Edward Island	Current and Less Than 30 Days Past Due	1,589,308	997,782	1,672,161	3,023,498	2,500,545	3,102,592	3,119,041	5,854,525	7,165,891	11,117,854	8,756,069	5,721,582	330,170	-	54,951,015	99.86%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	74,778	-	-	-	-	74,778	0.14%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	46,449,658	33,712,979	43,905,279	62,510,149	75,038,974	78,481,455	89,067,079	95,438,655	127,939,753	136,692,781	195,551,948	213,425,337	112,251,887	9,589,312	1,320,055,246	8.54%
Quebec	Current and Less Than 30 Days Past Due	46,434,133	33,712,979	43,905,279	62,510,149	74,718,381	78,481,455	89,067,079	95,069,479	127,813,171	136,692,781	194,875,858	212,914,925	111,837,320	9,589,312	1,317,622,302	99.82%
Quebec	30 to 59 Days Past Due	15,524	-	-	-	320,593	-	-	369,176	126,582	-	676,090	158,175	414,567	-	2,080,707	0.16%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	352,236	-	-	352,236	0.03%
Quebec	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	12,315,006	8,405,643	12,129,942	14,552,241	19,612,797	21,389,793	29,102,772	35,768,459	50,190,075	64,697,430	74,243,165	45,232,736	14,115,499	399,903	402,155,462	2.60%
Saskatchewan	Current and Less Than 30 Days Past Due	12,315,006	8,405,643	12,129,942	14,552,241	19,612,797	21,389,793	29,102,772	35,768,459	50,190,075	64,697,430	74,073,940	45,232,736	14,115,499	399,903	401,986,237	99.96%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	169,225	-	-	-	169,225	0.04%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,513,089	1,045,827	1,338,192	1,971,204	3,833,476	3,917,860	4,587,510	6,453,144	7,014,308	7,543,264	4,498,975	1,378,069			45,094,917	0.29%
Yukon	Current and Less Than 30 Days Past Due	1,513,089	1,045,827	1,338,192	1,971,204	3,833,476	3,917,860	4,587,510	6,453,144	7,014,308	7,543,264	4,498,975	1,378,069	-	-	45,094,917	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-		0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 Days or More Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	656,595,432	475,459,753	614,033,642	793,046,156	918,430,035	1,069,586,660	1,391,556,589	1,782,331,605	2,276,189,696	2,413,322,499	1,693,055,616	929,311,197	401,102,365	40,540,188	15,454,561,432	100.00%
	Current and Less Than 30 Days Past Due	656,362,504	475,265,629	613,801,843	792,088,816	917,477,858	1,068,402,025	1,390,581,102	1,780,386,578	2,273,933,046	2,409,072,944	1,690,429,207	928,632,475	400,432,655	40,540,188	15,437,406,869	99.89%
	30 to 59 Days Past Due	205,702	28,716	117,521	651,793	952,177	181,405	936,743	1,785,474	1,836,175	3,330,850	1,850,887	192,354	414,567	-	12,484,363	0.08%
	60 to 89 Days Past Due	27,064	165,408	114,278	305,548	-	1,003,230	38,744	159,553	420,475	851,123	575,883	486,367	255,143	-	4,402,816	0.03%
	90 Days or More Past Due	162	-	-	-	-	-	-	-	-	67,582	199,639	-	-	-	267,384	0.00%

(1) Refer to footnote (5) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	5/28/2015
Distribution Date:	6/15/2015

Portfolio Current Indexed LTV Distribution by Credit Bureau Score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	10,370,881	5,345,228	11,338,969	16,387,952	15,559,400	17,668,670	24,433,901	29,945,807	39,857,744	39,060,927	24,422,001	12,361,003	7,030,962	722,322	254,505,765	1.65%
<=599	5,330,571	3,640,839	6,027,204	8,891,157	8,550,034	13,474,580	21,402,302	25,177,472	44,096,513	51,351,543	46,189,408	21,123,557	11,785,360	1,131,597	268,172,135	1.74%
600-650	10,323,724	8,228,136	11,146,876	19,087,077	21,094,627	25,827,746	36,805,498	58,187,635	84,388,607	97,447,604	84,510,463	44,399,225	13,424,725	1,717,658	516,589,602	3.34%
651-700	23,753,571	18,944,241	36,816,256	40,372,254	49,840,908	61,266,766	80,803,800	133,557,134	193,885,230	238,159,284	174,024,347	84,797,980	48,848,018	2,075,484	1,187,145,273	7.68%
701-750	56,852,122	45,021,990	55,588,622	89,340,199	94,261,072	116,929,374	164,043,457	242,135,500	339,043,699	352,028,517	262,042,183	138,324,148	63,251,145	6,892,268	2,025,754,295	13.11%
751-800	81,783,222	63,201,673	96,678,083	120,109,995	143,548,336	176,463,513	238,643,329	305,030,926	428,997,713	477,702,552	318,367,646	185,924,002	79,975,294	6,515,420	2,722,941,704	17.62%
>800	468,181,341	331,077,645	396,437,632	498,857,522	585,575,659	657,956,011	825,424,302	988,297,130	1,145,920,191	1,157,572,072	783,499,568	442,381,282	176,786,862	21,485,439	8,479,452,657	54.87%
Total	656,595,432	475,459,753	614,033,642	793,046,156	918,430,035	1,069,586,660	1,391,556,589	1,782,331,605	2,276,189,696	2,413,322,499	1,693,055,616	929,311,197	401,102,365	40,540,188	15,454,561,432	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.

(4) As of July 2014, the Bank changed its credit scoring model from Trans-Risk to FICO® 8 score. As a result of the change, the credit bureau scores in this table are not comparable to periods prior to July 2014.